Document and Entity Information	0 Months Ended
Jun. 10, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jun. 10, 2015
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Jun. 10, 2015
Document Effective Date	Jun. 10, 2015
Prospectus Date	Dec. 31, 2014
BNY Mellon Emerging Markets Fund | Class M Shares
Risk/Return:
Trading Symbol	MEMKX
BNY Mellon Emerging Markets Fund | Investor Shares
Risk/Return:
Trading Symbol	MIEGX